Preference shares - Continuity of the preferred share liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Preference Shares [Abstract]
Opening preference share liability	$ 517,773	$ 449,287
Dividends accrued	30,495	30,495
Accretion	110,855	37,991
Settlement of dividends through issuance of common shares	(47,737)	0
Exercisable, December 31, 2021 and 2020	$ 611,386	$ 517,773